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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 2-42379 / 811-2240

Stratton Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300 Plymouth Meeting, PA 19462-1050

(Address of principal executive offices) (Zip code)

Patricia L. Sloan, Secretary/Treasurer Stratton Real Estate Fund, Inc. 610 W. Germantown Pike, Suite 300 Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0888

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 to June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Investment Company Report

EQUITY ONE, INC.
Security	294752100	Meeting Type	Special

Ticker Symbol	EQY	Meeting Date	15-Dec-2010

ISIN	US2947521009	Agenda	933350124 - Management

Item	Proposal	Type	Vote	For/Against Management
01	TO APPROVE AMENDMENTS TO OUR CHARTER TO ADD FOREIGN OWNERSHIP LIMITS.	Management	For	For

02	TO APPROVE AMENDMENTS TO OUR CHARTER TO MODIFY THE EXISTING OWNERSHIP LIMITS.	Management	For	For

03	TO APPROVE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE PROPOSALS.	Management	For	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
0034340120350865	6A1	50000	0	02-Dec-2010	02-Dec-2010

URSTADT BIDDLE PROPERTIES INC.
Security	917286205	Meeting Type	Annual

Ticker Symbol	UBA	Meeting Date	10-Mar-2011

ISIN	US9172862057	Agenda	933371166 - Management

Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management

	1 KEVIN J. BANNON		For	For

	2 PETER HERRICK		For	For

	3 CHARLES D. URSTADT		For	For

02	TO RATIFY THE APPOINTMENT OF PKF AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR ONE YEAR.	Management	For	For

03	TO AMEND THE COMPANY’S RESTRICTED STOCK AWARD PLAN.	Management	For	For

04	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Management	For	For

05	FREQUENCY OF SHAREHOLDER ADVISORY VOTES ON EXECUTIVE COMPENSATION.	Management	3 Years	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
0034340120350865	6A1	80000	0	14-Feb-2011	14-Feb-2011

HOSPITALITY PROPERTIES TRUST
Security	44106M102	Meeting Type	Annual

Ticker Symbol	HPT	Meeting Date	11-May-2011

ISIN	US44106M1027	Agenda	933375861 - Management

Item	Proposal	Type	Vote	For/Against Management

01	TO ELECT THE NOMINEE NAMED IN OUR PROXY STATEMENT TO OUR BOARD OF TRUSTEES AS THE INDEPENDENT TRUSTEE IN GROUP I: JOHN L. HARRINGTON	Management	For	For

02	TO ELECT THE NOMINEE NAMED IN OUR PROXY STATEMENT TO OUR BOARD OF TRUSTEES AS THE MANAGING TRUSTEE IN GROUP I: BARRY M. PORTNOY	Management	For	For

03	TO APPROVE A NONBINDING ADVISORY RESOLUTION ON OUR EXECUTIVE COMPENSATION.	Management	For	For

04	TO RECOMMEND, BY NONBINDING ADVISORY VOTE, THE FREQUENCY OF SHAREHOLDER NONBINDING ADVISORY VOTES RELATING TO OUR EXECUTIVE COMPENSATION.	Management	3 Years	For

05	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.	Management	For	For

06	TO CONSIDER AND VOTE UPON A NONBINDING SHAREHOLDER PROPOSAL IF PROPERLY PRESENTED AT THE MEETING.	Shareholder	Against	For

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
0034340120350865	6A1	100000	0	02-Mar-2011	02-Mar-2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Stratton Real Estate Fund, Inc.

By (Signature and Title):	/s/ John A. Affleck

John A. Affleck, Chief Executive Officer

Date: August 17, 2011